CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - PHP (₱) ₱ in Millions	Total	Issued capital [Member] Preferred stock [Member]	Issued capital [Member] Common stock [Member]	Treasury stock [Member]	Treasury Shares Under Employee Benefit Trust [Member]	Capital in excess of par value [Member]	Retained earnings [Member]	Other Equity Reserves [Member]	Other Comprehensive Income (Loss) [Member]	Total equity attributable to equity holders of PLDT [Member]	Noncontrolling interests [Member]
Beginning balance at Dec. 31, 2014	₱ 134,668	₱ 510	₱ 1,093	₱ (6,505)		₱ 130,521	₱ 17,030		₱ (8,285)	₱ 134,364	₱ 304
Total comprehensive income (loss):	12,168						22,065		(9,917)	12,148	20
Net income (Note 8)	22,075						22,065			22,065	10
Other comprehensive income (loss) (Note 6)	(9,907)								(9,917)	(9,917)	10
Cash dividends (Note 20)	(32,921)						(32,900)			(32,900)	(21)
Acquisition and dilution of noncontrolling interests	(17)					(4)				(4)	(13)
Ending balance at Dec. 31, 2015	113,898	510	1,093	(6,505)		130,517	6,195		(18,202)	113,608	290
Total comprehensive income (loss):	17,708						20,249		(2,692)	17,557	151
Net income (Note 8)	20,162						20,006			20,006	156
Other comprehensive income (loss) (Note 6)	(2,454)						243		(2,692)	(2,449)	(5)
Cash dividends (Note 20)	(23,042)						(22,961)			(22,961)	(81)
Acquisition and dilution of noncontrolling interests	(27)					(29)				(29)	2
Ending balance at Dec. 31, 2016	108,537	510	1,093	(6,505)		130,488	3,483		(20,894)	108,175	362
Total comprehensive income (loss):	15,652						13,807		1,743	15,550	102
Net income (Note 8)	13,466						13,371			13,371	95
Other comprehensive income (loss) (Note 6)	2,186						436		1,743	2,179	7
Cash dividends (Note 20)	(16,545)						(16,479)			(16,479)	(66)
Perpetual notes (Note 20)	4,165										4,165
Distribution charges on perpetual notes (Note 20)	(177)						(177)			(177)
Other equity reserves (Note3)	827							₱ 827		827
Treasury shares under employee benefit trust (Note 3)	(940)				₱ (940)					(940)
Acquisition and dilution of noncontrolling interests	(336)					(114)				(114)	(222)
Ending balance at Dec. 31, 2017	₱ 111,183	₱ 510	₱ 1,093	₱ (6,505)	₱ (940)	₱ 130,374	₱ 634	₱ 827	₱ (19,151)	₱ 106,842	₱ 4,341